Related Party Transactions - Additional Information (Details) - USD ($)			3 Months Ended		4 Months Ended	12 Months Ended
	Nov. 23, 2020	Aug. 21, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Nov. 27, 2020	Sep. 30, 2020	Aug. 31, 2020
Related Party Transaction [Line Items]
Expenses incurred and paid			$ 3,601,000	$ 3,193,000		$ 18,113,000	$ 4,452,000
Promissory note - related party					$ 20,293,000		20,293,000
SPRING VALLEY ACQUISITION CORP
Related Party Transaction [Line Items]
Accrued expenses			4,946,034		49,934	40,000	49,934
Face amount		$ 300,000
Promissory note - related party					0	0	0	$ 0		$ 0	$ 0
Repayment of promissory note - related party					124,826
Loan conversion agreement warrant			$ 1,500,000
Exercise price of warrants			$ 1.00						$ 11.50
working capital loan outstanding			$ 0			0
Affiliate | SPRING VALLEY ACQUISITION CORP
Related Party Transaction [Line Items]
Administrative expenses - related party	$ 10,000
Sponsor | SPRING VALLEY ACQUISITION CORP
Related Party Transaction [Line Items]
Face amount		$ 300,000
Administrative Support Agreement | SPRING VALLEY ACQUISITION CORP
Related Party Transaction [Line Items]
Expenses incurred and paid			30,000	$ 30,000	0	120,000
Accrued expenses			$ 50,000			40,000
Outstanding balance of related party note					$ 0		$ 0
Repayment of promissory note - related party						$ 0
Administrative Support Agreement | Affiliate | SPRING VALLEY ACQUISITION CORP
Related Party Transaction [Line Items]
Administrative expenses - related party	$ 10,000